9. Convertible Debt: Schedule of Maturities of Long-term Debt (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Maturities of Long-term Debt
December 31,
2013	$100,000
2014	4,700,000
$4,800,000